Cover	Dec. 31, 2022	Mar. 29, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date		Nov. 03, 2022
Entity Registrant Name		CUE HEALTH INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-40590
Entity Tax Identification Number		27-1562193
Entity Address, Address Line One		4980 Carroll Canyon Rd.
Entity Address, Address Line Two		Suite 100
Entity Address, City or Town		San Diego
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92121
City Area Code		858
Local Phone Number		412-8151
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.00001 per share
Trading Symbol		HLTH
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001628945
Amendment Flag		false
Current Fiscal Year End Date	--12-31